Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Issued debt instruments
Equity-linked	$ 60,573	$ 41,901
Rates-linked	28,883	16,276
Credit-linked	7,730	2,170
Fixed-rate	20,541	6,538
Commodity-linked	3,844	4,294
Other	6,718	2,459
of which: debt that contributes to total loss-absorbing capacity	4,629	1,959
Total debt issued designated at fair value	128,289	73,638
of which: issued by UBS AG with original maturity greater than one year	73,544	$ 57,750
of which: issued by Credit Suisse AG with original maturity greater than one year	29,948
of which: issued by Credit Suisse International with original maturity greater than one year	$ 1,471
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%
Credit Suisse International
Issued debt instruments
Unsecured portion of issued debt instruments with original maturity greater than one year	65.00%
Credit Suisse
Issued debt instruments
Total debt issued designated at fair value	$ 37,200